Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Property, Plant and Equipment

Note 10. Property, Plant and Equipment

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Plant and equipment - at cost	4,385,521	4,206,168
Less: Accumulated depreciation	(1,769,441)	(1,180,998)

Total	2,616,080	3,025,170

Reconciliations

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Opening balance	3,025,170	3,118,808
Additions	176,113	283,655
Foreign exchange movement	7,182	98,474
Depreciation expense	(592,385)	(456,904)
Disposals	-	(18,863)

Carrying amount at end of period	2,616,080	3,025,170

All property plant and equipment stated under the historical cost convention